Income Taxes - Additional Information (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Earliest Tax Year [Member]
Income Tax [Line Items]
Non-Capital Losses Expiration Year	2032	2032
Latest Tax Year [Member]
Income Tax [Line Items]
Non-Capital Losses Expiration Year	2042	2042